LEASES	12 Months Ended
Dec. 31, 2023
Leases
LEASES

NOTE 7 – LEASES

Operating lease

The Company has various operating leases for office space. During the year ended December 31, 2023, the Company has entered into lease contracts and as a result recognized a right-of-use asset of $230,875 at the date of adoption, and a lease liability of $230,875. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the Hong Kong dollar Best Lending Rate (“BLR”) from Hong Kong Monetary Authority was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 5.88%.

As of December 31, 2023 and 2022, the right-of-use assets totaled $206,826 and $Nil, respectively.

As of December 31, 2023 and 2022, the operating lease liability consist of the following:

	December 31,
	2023	2022
Operating lease liability – current portion	$113,220	$-
Operating lease liability – non-current portion	89,251	-
Total	$202,471	$-

During the years ended Dember 31, 2023, 2022 and 2021, the Company incurred total operating lease expenses of $62,714, $81,151 and $34,739, respectively.

Other lease information is as follows:

	December 31,
	2023	2022
Weighted-average remaining lease term – operating leases	21.5 months	-
Weighted-average discount rate – operating leases	5.88%	-

The following is a schedule of future minimum payments under operating leases as of December 31:

December 31,
Less than 1 year	116,796
More than 1 year	96,484
Total lease payments	213,280
Less: discount	(10,809)
Total operating lease liability, net of interest	202,471

Finance lease

As of December 31, 2023 and 2022, the maturities of finance lease liabilities were as follows:

	December 31,
Representing:	2023	2022
Less than 1 year	$12,946	$-
More than 1 year	38,839	-
Total undiscounted lease payments	$51,785	$-
Less: discount	$(6,058)	$-
Present value of finance lease liabilities	$45,727	$-

	December 31,
Representing:	2023	2022
Current liability	$10,319	$-
Non-current liability	35,408	-
Total	$45,727	$-